INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION (BENEFIT)

The income tax provision (benefit) consists of the following (in thousands):

	October 31, 2020	October 31, 2019
Federal
Current	$-	$-
Deferred	(4,578)	32,673
State and Local
Current	-	-
Deferred	(1,445)	(1,634)
Change in valuation allowance	6,023	(31,039)
Income tax provision (benefit)	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES)

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following (in thousands):

	Years Ended
	October 31, 2020	October 31, 2019
Deferred Tax Assets
Net operating loss carryovers	$28,553	$22,627
Stock-based compensation	10,132	11,767
Research and development credits	10,742	10,234
Capitalized R&D costs	13,822	13,399
Deferred revenue	-	-
Adoption of ASC 842 – Lease Liability	1,691	-
Other deferred tax assets	224	405
Total deferred tax assets	$65,164	$58,432
Valuation allowance	(62,845)	(56,822)
Deferred tax asset, net of valuation allowance	$2,319	$1,610

Deferred Tax Liabilities
Adoption of ASC 842 – ROU Asset	(1,360)	-
Patent Cost	(917)	-
Other deferred tax liabilities	(42)	(1,610)
Total deferred tax liabilities	$(2,319)	$(1,610)
Net deferred tax asset (liability)	$-	$-

SCHEDULE OF EXPECTED TAX (EXPENSE) BENEFIT BASED ON STATUTORY RATE WITH ACTUAL TAX EXPENSE BENEFIT

The expected tax (expense) benefit based on the statutory rate is reconciled with actual tax expense benefit as follows:

	Years Ended
	October 31, 2020	October 31, 2019
US Federal statutory rate	21.00%	21.00%
State income tax, net of federal benefit	5.48	9.84
Permanent differences	(0.05)	1.23
Research and development credits	1.73	17.30
Change in valuation allowance	(22.82)	186.84
§382 Impact on NOL	-	(233.87)
Stock Option Expirations	(5.33)	(2.34)
Income tax (provision) benefit	0.00%	0.00%